Cover	Aug. 19, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119521
Document Period End Date	Aug. 19, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2636
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in high yield or “junk” credit quality fixed income securities of corporations, which are rated below investment-grade by one or more nationally recognized statistical rating organizations or may be unrated but deemed to be of comparable quality by a Closed-End Fund’s adviser, and/or other income-producing securities.